DEPOSITS ON MATERIALS AND EQUPMENT	12 Months Ended
Dec. 31, 2018
Disclosure Of Deposits On Materials And Equpment [Abstract]
DEPOSITS ON MATERIALS AND EQUPMENT
12.	DEPOSITS ON MATERIALS AND EQUPMENT

During the year ended December 31, 2018, the Company prepaid for intangible assets, grow equipment, extraction equipment, packaging equipment and construction that totalled $981,832 (December 31, 2017 - $Nil).